SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
               OF EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS


I. Evergreen Short Intermediate Bond Fund and Evergreen Ultra Short Bond Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectus entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 6/30/2003.

   Evergreen Short Intermediate Bond Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                              Class A           Class B           Class C          Class I       Class IS
   Management Fees                             0.39%             0.39%             0.39%            0.39%         0.39%
   12b-1 Fees                                  0.30%             1.00%             1.00%            0.00%         0.25%
   Other Expenses                              0.16%             0.16%             0.16%            0.16%         0.16%
   Total Fund Operating Expenses**             0.85%             1.55%             1.55%            0.55%         0.80%

   *These fees have been restated to reflect current fees.
   **The Fund's investment advisory may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect any voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.82% for Class A.

   Example of Fund Expenses

                                   Assuming Redemption At End of Period                        Assuming No Redemption
   After:           Class A       Class B         Class C        Class I      Class IS        Class B          Class C
   1 year             $409         $658            $258            $56          $82            $158             $158
   3 years            $587         $790            $490           $176          $255           $490             $490
   5 years            $781        $1,045           $845           $307          $444           $845             $845
   10 years          $1,340       $1,657          $1,845          $689          $990          $1,657           $1,845

   Evergreen Ultra Short Bond Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                Class A             Class B           Class C           Class I
   Management Fees                               0.40%               0.40%             0.40%             0.40%
   12b-1 Fees                                    0.30%               1.00%             1.00%             0.00%
   Other Expenses                                0.30%               0.30%             0.30%             0.30%
   Total Fund Operating Expenses**               1.00%               1.70%             1.70%             0.70%

  *These fees have been restated to reflect current fees.
   **The Fund's investment advisory may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect any voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.95% for Class A, 1.65% for Class B, 1.65% for Class C, and 0.65% for Class I.

   Example of Fund Expenses



                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $424           $673            $273            $72             $173               $173
   3 years             $633           $836            $536           $224             $536               $536
   5 years             $860          $1,123           $923           $390             $923               $923
   10 years           $1,510         $1,823          $2,009          $871            $1,823             $2,089


         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Short Intermediate Bond Fund an annual fee based on the Fund's average daily net assets, as follows:


                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $250 million               0.42%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.38%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.35%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Ultra Short Bond Fund an annual fee based on the Fund's average daily net assets, as follows:



                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $250 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million               0.35%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.30%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.25%
                  ---------------------------------- -----------------


April 1, 2004                                                  569331 (4/04)